UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GOVERNMENT SECURITIES FUND
FEBRUARY 28, 2014

                                                                      (Form N-Q)

48473-0414                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GOVERNMENT SECURITIES FUND
February 28, 2014 (unaudited)

PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)          SECURITY                                              RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY ISSUES (97.5%)(a)

               MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (73.2%)
$   10,799     Fannie Mae (+)                                         3.00%      2/01/2027     $  11,215
     6,227     Fannie Mae (+)                                         3.00       2/01/2027         6,466
     5,513     Fannie Mae (+)                                         3.50       5/01/2021         5,857
     7,031     Fannie Mae (+)                                         3.50       1/01/2042         7,149
    11,225     Fannie Mae (+)                                         3.50       5/01/2042        11,414
     4,736     Fannie Mae (+)                                         4.00       8/01/2039         4,976
     2,194     Fannie Mae (+)                                         5.00      12/01/2035         2,407
       948     Fannie Mae (+)                                         5.50      11/01/2037         1,048
       112     Fannie Mae (+)                                         6.00       2/01/2017           119
     1,871     Fannie Mae (+)                                         6.00       5/01/2038         2,083
        65     Fannie Mae (+)                                         6.50      10/01/2016            68
       161     Fannie Mae (+)                                         6.50      12/01/2016           168
     8,135     Freddie Mac (+)                                        3.00       6/01/2042         7,913
    10,865     Freddie Mac (+)                                        3.50       5/01/2042        11,023
     4,298     Freddie Mac (+)                                        4.00       9/01/2040         4,506
       408     Freddie Mac (+)                                        5.00       1/01/2021           439
     1,745     Freddie Mac (+)                                        5.50      12/01/2035         1,930
     3,323     Government National Mortgage Assn. I                   4.00       7/15/2040         3,536
     3,283     Government National Mortgage Assn. I                   4.00       8/15/2040         3,497
     8,171     Government National Mortgage Assn. I                   4.00       9/15/2040         8,693
     1,939     Government National Mortgage Assn. I                   4.50       5/15/2024         2,085
     3,189     Government National Mortgage Assn. I                   4.50       9/15/2024         3,429
     2,047     Government National Mortgage Assn. I                   4.50       9/15/2024         2,200
     1,915     Government National Mortgage Assn. I                   4.50      10/15/2024         2,059
     2,086     Government National Mortgage Assn. I                   4.50      10/15/2024         2,243
    11,010     Government National Mortgage Assn. I                   4.50       9/15/2039        12,031
     6,335     Government National Mortgage Assn. I                   4.50      11/15/2039         6,929
     9,041     Government National Mortgage Assn. I                   4.50      12/15/2039         9,889
    29,744     Government National Mortgage Assn. I                   4.50       2/15/2040        32,537
     6,425     Government National Mortgage Assn. I                   4.50       3/15/2040         6,997
     6,288     Government National Mortgage Assn. I                   4.50       6/15/2040         6,844
     7,980     Government National Mortgage Assn. I                   4.50       7/15/2040         8,694
     7,162     Government National Mortgage Assn. I                   4.50       1/15/2041         7,806
     1,616     Government National Mortgage Assn. I                   5.00       2/15/2039         1,782
       935     Government National Mortgage Assn. I                   5.50      12/15/2018         1,000
     5,842     Government National Mortgage Assn. I                   5.50      10/15/2033         6,532
     2,514     Government National Mortgage Assn. I                   5.50      12/15/2033         2,811
     1,374     Government National Mortgage Assn. I                   5.50       7/15/2034         1,538
     3,312     Government National Mortgage Assn. I                   5.50      10/15/2035         3,741
     2,146     Government National Mortgage Assn. I                   5.50       3/15/2038         2,383
     2,948     Government National Mortgage Assn. I                   5.50       4/15/2038         3,283
     8,478     Government National Mortgage Assn. I                   5.50       6/15/2039         9,397
       596     Government National Mortgage Assn. I                   6.00      12/15/2016           616
     1,262     Government National Mortgage Assn. I                   6.00       8/15/2022         1,398
       690     Government National Mortgage Assn. I                   6.00       4/15/2028           792
       265     Government National Mortgage Assn. I                   6.00      11/15/2028           298
       219     Government National Mortgage Assn. I                   6.00       2/15/2029           245
       387     Government National Mortgage Assn. I                   6.00       7/15/2029           446
       577     Government National Mortgage Assn. I                   6.00       5/15/2032           647
     1,908     Government National Mortgage Assn. I                   6.00       1/15/2033         2,199

================================================================================

1  | USAA Government Securities Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)          SECURITY                                              RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$      555     Government National Mortgage Assn. I                   6.00%      2/15/2033     $     636
       593     Government National Mortgage Assn. I                   6.00       7/15/2033           683
       465     Government National Mortgage Assn. I                   6.00       9/15/2033           536
       762     Government National Mortgage Assn. I                   6.00       3/15/2037           877
     1,249     Government National Mortgage Assn. I                   6.00       9/15/2037         1,401
     2,481     Government National Mortgage Assn. I                   6.00       5/15/2038         2,784
     1,180     Government National Mortgage Assn. I                   6.00       5/15/2038         1,323
       960     Government National Mortgage Assn. I                   6.00       9/15/2038         1,078
     1,194     Government National Mortgage Assn. I                   6.00      10/15/2038         1,340
     1,775     Government National Mortgage Assn. I                   6.00      12/15/2038         1,991
       204     Government National Mortgage Assn. I                   6.50       5/15/2028           230
       117     Government National Mortgage Assn. I                   6.50       5/15/2028           132
       173     Government National Mortgage Assn. I                   6.50       7/15/2028           199
        60     Government National Mortgage Assn. I                   6.50       9/15/2028            68
       419     Government National Mortgage Assn. I                   6.50      11/15/2028           473
        21     Government National Mortgage Assn. I                   6.50       1/15/2029            24
        39     Government National Mortgage Assn. I                   6.50       1/15/2029            45
       525     Government National Mortgage Assn. I                   6.50       3/15/2031           593
       487     Government National Mortgage Assn. I                   6.50      10/15/2031           550
       325     Government National Mortgage Assn. I                   6.50       1/15/2032           367
       611     Government National Mortgage Assn. I                   6.50       8/15/2032           721
     1,939     Government National Mortgage Assn. I                   6.50       9/15/2032         2,234
        22     Government National Mortgage Assn. I                   6.75       5/15/2028            25
        64     Government National Mortgage Assn. I                   7.00       4/15/2027            66
       317     Government National Mortgage Assn. I                   7.00       5/15/2027           371
        54     Government National Mortgage Assn. I                   7.00       6/15/2028            55
        28     Government National Mortgage Assn. I                   7.00       7/15/2028            31
       103     Government National Mortgage Assn. I                   7.00       8/15/2028           116
        62     Government National Mortgage Assn. I                   7.00       8/15/2028            73
       134     Government National Mortgage Assn. I                   7.00       9/15/2028           151
       546     Government National Mortgage Assn. I                   7.00       5/15/2029           621
       644     Government National Mortgage Assn. I                   7.00       6/15/2029           733
       124     Government National Mortgage Assn. I                   7.00       8/15/2031           134
       147     Government National Mortgage Assn. I                   7.00       9/15/2031           175
       213     Government National Mortgage Assn. I                   7.00      10/15/2031           243
        83     Government National Mortgage Assn. I                   7.00       6/15/2032            95
       267     Government National Mortgage Assn. I                   7.00       7/15/2032           307
       148     Government National Mortgage Assn. I                   7.50       2/15/2028           177
        34     Government National Mortgage Assn. I                   7.50       3/15/2029            41
        96     Government National Mortgage Assn. I                   7.50       4/15/2029           109
         4     Government National Mortgage Assn. I                   7.50       7/15/2029             4
       158     Government National Mortgage Assn. I                   7.50      10/15/2029           182
        66     Government National Mortgage Assn. I                   7.50      10/15/2029            73
        25     Government National Mortgage Assn. I                   7.50      12/15/2030            28
        38     Government National Mortgage Assn. I                   7.50       1/15/2031            43
        71     Government National Mortgage Assn. I                   7.50      11/15/2031            81
        10     Government National Mortgage Assn. I                   8.00       1/15/2022            10
        82     Government National Mortgage Assn. I                   8.00       6/15/2023            93
       143     Government National Mortgage Assn. I                   8.00       5/15/2027           160
        88     Government National Mortgage Assn. I                   8.00       7/15/2030            96
        38     Government National Mortgage Assn. I                   8.00       9/15/2030            44
        19     Government National Mortgage Assn. I                   8.50       6/15/2021            20
         8     Government National Mortgage Assn. I                   8.50       7/15/2022             8
        42     Government National Mortgage Assn. I                   9.00       7/15/2021            48
     6,219     Government National Mortgage Assn. II                  4.00      11/20/2040         6,609
     4,493     Government National Mortgage Assn. II                  4.50       4/20/2024         4,824
     2,700     Government National Mortgage Assn. II                  5.00       5/20/2033         3,005
     3,397     Government National Mortgage Assn. II                  5.00       7/20/2033         3,764
     2,058     Government National Mortgage Assn. II                  5.00       6/20/2034         2,281
     5,492     Government National Mortgage Assn. II                  5.00       9/20/2035         6,081
     1,876     Government National Mortgage Assn. II                  5.00       2/20/2037         2,072
       727     Government National Mortgage Assn. II                  5.50       4/20/2033           812
     2,518     Government National Mortgage Assn. II                  5.50       3/20/2034         2,818
     9,155     Government National Mortgage Assn. II                  5.50       2/20/2035        10,240
     7,710     Government National Mortgage Assn. II                  5.50       4/20/2035         8,682

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                              COUPON                         VALUE
(000)          SECURITY                                              RATE        MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$    4,008     Government National Mortgage Assn. II                  5.50%      7/20/2035     $   4,476
     2,239     Government National Mortgage Assn. II                  5.50       1/20/2037         2,485
       356     Government National Mortgage Assn. II                  6.00       3/20/2031           402
       855     Government National Mortgage Assn. II                  6.00       8/20/2032           964
       740     Government National Mortgage Assn. II                  6.00       9/20/2032           834
       768     Government National Mortgage Assn. II                  6.00      10/20/2033           884
       615     Government National Mortgage Assn. II                  6.00      12/20/2033           687
     2,431     Government National Mortgage Assn. II                  6.00       2/20/2034         2,803
     2,316     Government National Mortgage Assn. II                  6.00       3/20/2034         2,609
     1,595     Government National Mortgage Assn. II                  6.00       9/20/2034         1,837
     4,332     Government National Mortgage Assn. II                  6.00      10/20/2034         4,875
       678     Government National Mortgage Assn. II                  6.00      11/20/2034           759
     1,759     Government National Mortgage Assn. II                  6.00       5/20/2036         1,996
       171     Government National Mortgage Assn. II                  6.50       5/20/2031           200
       142     Government National Mortgage Assn. II                  6.50       7/20/2031           166
       359     Government National Mortgage Assn. II                  6.50       8/20/2031           424
       570     Government National Mortgage Assn. II                  6.50       4/20/2032           664
       532     Government National Mortgage Assn. II                  6.50       6/20/2032           627
     1,634     Government National Mortgage Assn. II                  6.50       8/20/2034         1,906
       487     Government National Mortgage Assn. II                  7.00       9/20/2030           555
        95     Government National Mortgage Assn. II                  7.50       4/20/2031           115
        21     Government National Mortgage Assn. II                  8.00      12/20/2022            24
       486     Government National Mortgage Assn. II                  8.00       8/20/2030           585
                                                                                               ---------
                                                                                                 342,121
                                                                                               ---------
               COLLATERALIZED MORTGAGE OBLIGATIONS (11.2%)
     3,479     Fannie Mae (+)                                         0.46 (b)   4/25/2035         3,473
     5,327     Fannie Mae (+)                                         0.46 (b)   8/25/2037         5,327
     4,240     Fannie Mae (+)                                         1.38       9/25/2027         4,088
    10,600     Fannie Mae (+)                                         1.50       7/25/2027        10,274
     4,089     Fannie Mae (+)                                         1.50       9/25/2027         3,955
     4,178     Fannie Mae (+)                                         1.50       9/25/2027         4,054
     4,207     Fannie Mae (+)                                         1.50      10/25/2027         4,058
     2,176     Fannie Mae (+)                                         5.00      11/25/2032         2,267
     3,093     Freddie Mac (+)                                        0.45 (b)   3/15/2036         3,086
     4,426     Freddie Mac (+)                                        0.70 (b)  10/15/2041         4,450
     7,307     Freddie Mac (+)                                        2.00       9/15/2026         7,348
                                                                                               ---------
                                                                                                  52,380
                                                                                               ---------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (13.1%)
     8,850     Fannie Mae (+)                                         2.01       7/01/2019         8,905
     2,178     Fannie Mae (+)                                         2.05       7/01/2019         2,199
    22,966     Fannie Mae (+)                                         2.42      11/01/2022        22,284
     4,899     Freddie Mac (+)                                        1.69       4/25/2022         4,808
     8,500     Freddie Mac (+)                                        2.22      12/25/2018         8,649
    10,000     Freddie Mac (+)                                        2.31       8/25/2022         9,513
     5,000     Freddie Mac (+)                                        2.51      11/25/2022         4,816
                                                                                               ---------
                                                                                                  61,174
                                                                                               ---------
               Total U.S. Government Agency Issues (cost: $436,445)                              455,675
                                                                                               ---------
               U.S. TREASURY SECURITIES (0.6%)

               NOTES (0.6%)
     3,000     2.00%, 2/15/2022 (cost: $2,997)                                                     2,926
                                                                                               ---------

================================================================================

3  | USAA Government Securities Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                                                             VALUE
(000)          SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (1.6%)

               REPURCHASE AGREEMENTS (1.6%)
$    7,598     Deutsche Bank Securities, Inc., 0.05%, acquired on 2/28/2014 and due
                  3/03/2014 at $7,598(collateralized by $2,475 of Fannie Mae(+),(a),
                  1.50-6.03%, due 8/27/2027-10/08/2027; $5,725 of Federal Home Loan
                  Bank(+),(a), 1.50-3.18%, due 10/24/2022-12/06/2032; combined market
                  value $7,750) (cost: $7,598)                                                 $   7,598
                                                                                               ---------

               TOTAL INVESTMENTS (COST: $447,040)                                              $ 466,199
                                                                                               =========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                                TOTAL
-------------------------------------------------------------------------------------------------------------
U.S. Government Agency Issues                 $          --     $   455,675     $         --     $    455,675
U.S. TreasurySecurities                               2,926              --               --            2,926
Money Market Instruments:
  Repurchase Agreements                                  --           7,598               --            7,598
-------------------------------------------------------------------------------------------------------------
Total                                         $       2,926     $   463,273     $         --     $    466,199
-------------------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through February 28, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Government Securities Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Government Securities Fund Shares (Fund Shares) and Government Securities Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

5  | USAA Government Securities Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Repurchase agreements are valued at cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include U.S. Government Agency Issues valued based on methods discussed in Note A1, and repurchase agreements valued at cost, which approximates fair value.

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At February 28, 2014, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of February 28, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2014, were $23,257,000 and $4,098,000, respectively, resulting in net unrealized appreciation of $19,159,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $467,389,000 at February 28, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

7  | USAA Government Securities Fund

================================================================================

SPECIFIC NOTES

(a) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal
     Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2014.

================================================================================

                                          Notes to Portfolio of Investments |  8

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     04/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     04/28/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      04/24/2014
         ------------------------------